UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

Boston Common International Fund ^
Schedule of Investments
December 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 95.6%
Consumer Discretionary - 10.3%
35,110	Bayerische Motoren Werke AG	$3,640,270
24,160	Coway Company Ltd.	2,201,683
64,064	JC Decaux SA	2,576,645
176,725	Melia Hotels International SA	2,431,686
13,140	Naspers Ltd. - Class N	3,640,481
248,700	Panasonic Corp.	3,629,507
59,245	ProSiebenSat.1 Media SE	2,033,620
26,800	Shimano, Inc.	3,766,971
		23,920,863
Consumer Staples - 7.1%
55,700	Kao Corp.	3,763,627
42,890	Reckitt Benckiser Group PLC	4,001,348
58,600	Shiseido Company Ltd.	2,823,648
105,500	Unilever NV - NYRS	5,941,760
		16,530,383
Energy - 3.6%
499,753	Origin Energy Ltd.	3,660,789
151,369	Repsol SA	2,672,639
98,100	Statoil ASA - ADR	2,101,302
		8,434,730
Financials - 22.1%
633,050	AIA Group Ltd.	5,384,500
173,385	AXA SA	5,137,944
1,502,145	Barclays PLC	4,111,920
560	HSBC Holdings PLC - ADR	28,918
288,260	ING Groep NV	5,291,498
75,100	Julius Baer Gruppe AG	4,592,520
58,580	Macquarie Group Ltd.	4,530,864
5,900	Mitsubishi UFJ Financial Group, Inc.	42,940
366,000	ORIX Corp.	6,171,082
14,794,000	PT Bank Rakyat Indonesia (Persero) Tbk.	3,969,056
77,400	Sampo Oyj - Class A	4,247,867
419,385	Standard Chartered PLC	4,404,198
254,155	Svenska Handelsbanken AB - Class A	3,473,293
		51,386,600
Health Care - 12.5%
250,450	Astellas Pharma, Inc.	3,181,535
118,250	Hoya Corp.	5,889,228
77,945	Koninklijke Philips NV	2,943,092
56,541	Novartis AG - ADR	4,747,182
75,820	Novo Nordisk A/S - Class B	4,074,225
166,310	Roche Holding Ltd. - ADR	5,252,070
88,817	Smith & Nephew PLC - ADR	3,109,483
		29,196,815

Industrials - 13.8%
171,620	Assa Abloy AB - Class B	3,557,934
86,665	Atlas Copco AB - Class B	3,321,617
55,500	Daikin Industries	6,558,045
82,418	Ferguson PLC	5,914,625
191,400	Kubota Corp.	3,743,677
9,900	Kubota Corp. - ADR	976,932
53,310	Schneider Electric SE	4,519,636
45,445	Spirax-Sarco Engineering PLC	3,435,848
		32,028,314
Information Technology - 10.2%
18,715	Alibaba Group Holding Ltd. - ADR (1)	3,227,027
15,873	ASML Holding NV - NYRS	2,759,045
36,080	Check Point Software Technologies Ltd. (1)	3,738,610
109,430	Infineon Technologies AG	2,980,231
5,800	Keyence Corp.	3,240,062
39,755	SAP SE - ADR	4,466,872
87,420	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,466,203
		23,878,050
Materials - 7.8%
24,955	Air Liquide SA	3,137,192
65,376	Croda International PLC	3,897,228
60,235	Novozymes A/S - Class B	3,438,656
63,365	Sociedad Quimica y Minera de Chile SA - ADR	3,761,980
82,360	Umicore SA	3,899,651
		18,134,707
Real Estate - 1.0%
947,000	Hang Lung Properties Ltd.	2,306,867

Telecommunication Services - 4.3%
205,605	Deutsche Telekom AG	3,634,354
66,300	Nippon Telegraph & Telephone Corp.	3,117,036
1,231,100	Singapore Telecommunications Ltd.	3,282,268
		10,033,658
Utilities - 2.9%
53,801	EDP Renovaveis SA	449,740
1,494	National Grid PLC	17,612
51,160	Orsted A/S	2,788,671
134,799	Veolia Environnement SA	3,437,254
		6,693,277
TOTAL COMMON STOCKS
(Cost $168,004,524)		222,544,264

PREFERRED STOCKS - 2.3%
Consumer Staples - 2.3%
39,865	Henkel AG & Company KGaA	5,264,376

TOTAL PREFERRED STOCKS
(Cost $3,450,778)		5,264,376

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
4,282,785	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.190% (2)	4,282,785

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,282,785)		4,282,785

TOTAL INVESTMENTS - 99.7%
(Cost $175,738,087)		232,091,425
Other Assets in Excess of Liabilities - 0.3%		753,005
NET ASSETS - 100.0%		$232,844,430

^	Effective January 30, 2018, the Fund changed its name to the Boston Common ESG Impact International Fund.
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(1)	Non-income producing security
(2)	Seven-day yield as of December 31, 2017

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation as of December 31, 2017 (Unaudited)

Country	% of Net Assets*
Japan	20.1%
United Kingdom	12.4%
Germany	9.5%
France	8.1%
Netherlands	7.3%
Switzerland	6.3%
Sweden	4.5%
Denmark	4.4%
Australia	3.5%
Hong Kong	3.3%
Spain	2.4%
Finland	1.8%
Indonesia	1.7%
Belgium	1.7%
Chile	1.6%
Israel	1.6%
South Africa	1.6%
Taiwan	1.5%
Singapore	1.4%
China	1.4%
Republic of Korea	0.9%
Norway	0.9%

*Excludes short-term investments and other assets in excess of liabilities

Boston Common International Fund
Summary of Fair Value Exposure at December 31, 2017 (Unaudited)

The Boston Common International Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$-	$23,920,863	$-	$23,920,863
Consumer Staples	5,941,760	10,588,624	-	16,530,384
Energy	2,101,302	6,333,428	-	8,434,730
Financials	3,997,974	47,388,626	-	51,386,600
Health Care	13,108,735	16,088,079	-	29,196,814
Industrials	976,932	31,051,382	-	32,028,314
Information Technology	17,657,757	6,220,293	-	23,878,050
Materials	3,761,980	14,372,727	-	18,134,707
Real Estate	-	2,306,868	-	2,306,868
Telecommunications Services	-	10,033,658	-	10,033,658
Utilities	449,740	6,243,536	-	6,693,276
Total Common Stocks	47,996,180	174,548,084	-	222,544,264
Preferred Stocks
Consumer Staples	-	5,264,376	-	5,264,376
Total Preferred Stocks	-	5,264,376	-	5,264,376
Short-Term Investments	4,282,785	-	-	4,282,785
Total Investments in Securities	$52,278,965	$179,812,460	$-	$232,091,425

There were no transfers into or out of Levels 1, 2 or 3 at December 31, 2017. It is the Fund's policy to recognize transfers at the end of each reporting period.

Boston Common U.S. Equity Fund^
Schedule of Investments
December 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 97.5%
Consumer Discretionary - 9.7%
2,675	Advance Auto Parts, Inc.	$266,671
715	Chipotle Mexican Grill, Inc. (1)	206,656
1,750	Ford Motor Company	21,857
3,930	Home Depot, Inc.	744,853
3,850	Lowe's Companies, Inc.	357,819
1,475	Mohawk Industries, Inc. (1)	406,953
255	The Priceline Group, Inc. (1)	443,124
3,215	Royal Caribbean Cruises Ltd.	383,485
110	VF Corp.	8,140
5,645	Walt Disney Company	606,894
		3,446,452
Consumer Staples - 7.7%
6,650	Colgate-Palmolive Company	501,742
2,615	Costco Wholesale Corp.	486,704
100	CVS Health Corp.	7,250
5,230	The Estee Lauder Companies, Inc. - Class A	665,465
9,300	Mondelez International, Inc. - Class A	398,040
5,600	PepsiCo, Inc.	671,552
		2,730,753
Energy - 4.1%
130	Apache Corp.	5,489
5,530	Cimarex Energy Company	674,715
148	Enbridge, Inc.	5,788
7,065	EOG Resources, Inc.	762,384
		1,448,376
Financials - 11.8%
2,550	Aon PLC	341,700
3,395	CME Group, Inc. - Class A	495,840
14,555	Fifth Third Bancorp	441,599
15,615	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	375,697
11,850	JP Morgan Chase & Company	1,267,239
7,490	Morgan Stanley	393,000
5,420	Northern Trust Corp.	541,404
2,360	PNC Financial Services Group, Inc.	340,524
		4,197,003
Health Care - 14.8%
7,325	Baxter International, Inc.	473,488
2,030	Biogen, Inc. (1)	646,697
7,130	Bristol-Myers Squibb Company	436,926
4,910	Danaher Corp.	455,746
6,090	Gilead Sciences, Inc.	436,288
6,555	Johnson & Johnson	915,865
11,215	Merck & Company, Inc.	631,068
8,485	Novo Nordisk A/S - Class B - ADR	455,390
925	Regeneron Pharmaceuticals, Inc. (1)	347,763
2,040	UnitedHealth Group, Inc.	449,738
		5,248,969

Industrials - 9.1%
2,510	3M Company	590,779
4,665	Carlisle Companies, Inc.	530,177
2,830	Cummins, Inc.	499,891
4,800	Kansas City Southern	505,056
8,830	Nielsen Holdings PLC	321,412
2,152	Snap-on, Inc.	375,094
6,110	Southwest Airlines Company	399,899
		3,222,308
Information Technology - 25.0%
9	Alphabet, Inc. - Class A (1)	9,481
1,499	Alphabet, Inc. - Class C (1)	1,568,554
5,200	Analog Devices, Inc.	462,956
13,210	Apple, Inc.	2,235,528
11,845	Applied Materials, Inc.	605,516
5,465	Check Point Software Technologies Ltd. (1)	566,283
4,730	Cognizant Technology Solutions - Class A	335,925
17,440	Microsoft Corp.	1,491,818
17,415	Oracle Corp.	823,381
6,855	Visa, Inc. - Class A	781,607
		8,881,049
Materials - 6.0%
4,445	Albemarle Corp.	568,471
3,995	AptarGroup, Inc.	344,689
3,200	Ecolab, Inc.	429,376
2,400	International Flavors & Fragrances, Inc.	366,264
3,655	PPG Industries, Inc.	426,977
		2,135,777
Real Estate - 3.3%
5,240	Crown Castle International Corp. - REIT	581,692
1,255	Simon Property Group, Inc. - REIT	215,534
9,745	Weyerhaeuser Company - REIT	343,609
		1,140,835
Telecommunication Services - 2.6%
17,120	Verizon Communications, Inc.	906,162

Utilities - 3.4%
24,625	8point3 Energy Partners LP - Class A	374,546
4,110	American Water Works Company, Inc.	376,024
9,060	Avangrid, Inc.	458,255
		1,208,825
TOTAL COMMON STOCKS
(Cost $24,517,250)		34,566,509

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
879,408	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.190% (2)	879,408
TOTAL SHORT-TERM INVESTMENTS
(Cost $879,408)	879,408

TOTAL INVESTMENTS - 100.0%
(Cost $25,396,658)	35,445,917
Other Assets in Excess of Liabilities - 0.0% (3)	16,185
NET ASSETS - 100.0%	$35,462,102

^	Effective January 30, 2018, the Fund changed its name to the Boston Common ESG Impact U.S. Equity Fund.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
(1)	Non-income producing security
(2)	Seven-day yield as of December 31, 2017
(3)	Does not round to 0.1%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Boston Common U.S. Equity Fund
Summary of Fair Value Exposure at December 31, 2017 (Unaudited)

The Boston Common U.S. Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$34,566,509	$-	$-	$34,566,509
Short-Term Investments	879,408	-	-	879,408
Total Investments in Securities	$35,445,917	$-	$-	$35,445,917

There were no transfers into or out of Levels 1, 2 or 3 at December 31, 2017. It is the Fund's policy to recognize transfers at the end of each reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)    /s/ Elaine E Richards
Elaine E. Richards
President/Principal Executive Officer

Date                                       February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Elaine E Richards
Elaine E. Richards
President/Principal Executive Officer

Date                                       February 22, 2018

By (Signature and Title)*       /s/ Aaron J Perkovich
Aaron J. Perkovich
Treasurer/Principal Financial Officer

Date                                       February 26, 2018

* Print the name and title of each signing officer under his or her signature.